Share-based payments - Rollforward of outstanding shares (Details)	12 Months Ended
	Dec. 31, 2023 equityInstrument € / shares	Dec. 31, 2022 equityInstrument € / shares	Dec. 31, 2021 equityInstrument € / shares
Performance shares
Share-based payment
Balance at beginning of year (in shares)	63,747,848	79,827,008	99,472,193
Granted (in shares)	15,207,400	12,661,300	17,749,650
Forfeited (in shares)	(3,916,744)	(2,450,396)	(5,783,031)
Vested (in shares)	(31,691,700)	(26,290,064)	(31,611,804)
Balance at end of year (in shares)	43,346,804	63,747,848	79,827,008
Weighted average grant date fair value (EUR per share) | € / shares	€ 3.10	€ 3.49	€ 5.11
Restricted shares
Share-based payment
Balance at beginning of year (in shares)	54,527,628	26,763,693	4,527,593
Granted (in shares)	45,322,400	32,238,100	25,046,200
Forfeited (in shares)	(1,998,801)	(1,695,734)	(783,950)
Vested (in shares)	(3,175,287)	(2,778,431)	(2,026,150)
Balance at end of year (in shares)	94,675,940	54,527,628	26,763,693
Weighted average grant date fair value (EUR per share) | € / shares	€ 3.36	€ 4.15	€ 5.05